OTHER INCOME (EXPENSE), NET (Tables) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Income Expense, Net [Line Items]
Summary of other income (expense), net

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
NRG	$—	$1,638,734	$—
NEDO	87,786	157,280	—
Other income (expense), net	370,102	—	—
	$457,888	$1,796,014	$—

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
NRG	$—	$—	$315,141
NEDO	—	—	26,813
	$—	$—	$341,954

	Successor	Predecessor
	January 16, 2020 through December 31, 2020	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
NRG (see below)	$7,544,864	$—	$—
NEDO (see below)	522,496	—	—
Contingent liability (see Note 3)	3,978,293	—	—
Other income (expense), net	15,733	—	(33,691)
	$12,061,386	$—	$(33,691)

Summary of other income, related party

	Successor		Predecessor
	Three months	January 16,2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
Capital-build liability, beginning balance	$9,166,168	$6,303,942	$20,900,079
Increase in capital build liability	—	2,121,059	—
Reduction in depreciation expense	(431,298)	(280,501)	(157,286)
Capital-build liability, ending balance	$8,734,870	$8,144,500	$20,742,793

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
Capital-build liability, beginning balance	$567,504	$692,865	$2,300,376
Increase in capital build liability	—	—	—
Reduction in depreciation expense	(32,657)	(27,390)	(20,540)
Capital-build liability, ending balance	$534,847	$665,475	$2,279,836

	Successor	Predecessor
	January 16, 2020 through December 31, 2020	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
NRG (see below)	$—	$315,141	$9,668,117
NEDO (see below)	—	26,813	564,194
LS Power (see Note 13)	—	—	—
Other income – related party	$—	$341,954	$10,232,311